Commitments	12 Months Ended
Dec. 31, 2024
Capital commitments [abstract]
Commitments	28. Commitments
At balance sheet date, there were no commitments signed for the acquisition of property, plant and equipment.
In February 2019, the Company entered into a global collaboration and license agreement with Halozyme Therapeutics., which was later amended in September 2020 and again in September 2024.
Under the terms of the agreement, the Company will pay up to $95 million to achievement of specific regulatory and sales-based milestones related specifically to its FcRn target. This amount represents the maximum amount that would be paid if all milestones would be achieved but excludes variable royalty payments based on unit sales.
Further, the Company will pay up to $77.5 million per other non-FcRn target subject to achievement of specified development, regulatory and sales-based milestones.This amount represents the maximum amount that would be paid per target if all milestones would be achieved but excludes variable royalty payments based on unit sales. The Company has a total of six nominated targets under this agreement including its FcRn target.
The Company’s manufacturing commitments with Lonza, its drug substance manufacturing contractor, relate to the ongoing execution of the biologic license application (BLA) services for efgartigimod and its manufacturing activities related to the potential future commercialization. In December 2018, the Company signed its first commercial supply agreement with Lonza related to the reservation of commercial drug substance supply capacity for efgartigimod. In the aggregate, the Company has outstanding commitments for efgartigimod under the commercial supply agreements of
$496 million.
As of December 31, 2024, the Company had a line of credit totaling $16 million with the banks.